UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund:	BlackRock Funds
BlackRock India Fund
BlackRock Emerging Markets Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 01/31/2012

Item 1 – Report to Stockholders

January 31, 2012

Semi-Annual Report (Unaudited)

BlackRock FundsSM

▶	BlackRock India Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INDIA FUND	JANUARY 31, 2012

Dear Shareholder

Early in 2011, global financial market action was dominated by political revolutions in the Middle East and North Africa, soaring prices of oil and other commodities, and natural disasters in Japan resulting in global supply chain disruptions. But corporate earnings were strong and the global economic recovery appeared to be on track. Investors demonstrated steadfast confidence as risk assets, including equities, commodities and high yield bonds, charged forward. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in highly correlated asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors came back from the sidelines and risk assets rallied through the month. Eventually, a lack of definitive details about Europe’s rescue plan raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated investors, but confidence was easily tempered by sobering news flow. Sentiment improved in the New Year as investors saw bright spots in global economic data, particularly from the United States, China and Germany. International and emerging markets rebounded strongly through January. US stocks rallied on solid improvement in the domestic labor market and indications from the Federal Reserve that interest rates would remain low through 2014. Nonetheless, investors maintained caution as US corporate earnings began to weaken and a European recession appeared inevitable.

US equities and high yield bonds recovered their late-summer losses and posted positive returns for both the 6- and 12-month periods ended January 31, 2012. International markets, however, experienced some significant downturns in 2011 and remained in negative territory despite a strong rebound at the end of the period. Fixed income securities benefited from declining yields and delivered positive returns for the 6- and 12-month periods. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain unresolved. For investors, the risks are daunting. BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	2.71%	4.22%
US small cap equities (Russell 2000® Index)	0.22	2.86
International equities (MSCI Europe, Australasia, Far East Index)	(10.42)	(9.59)
Emerging market equities (MSCI Emerging Markets Index)	(9.56)	(6.64)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.02	0.09
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	10.81	18.49
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.25	8.66
Tax-exempt municipal bonds (S&P Municipal Bond Index)	7.25	14.40
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	1.84	5.81

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2012

Investment Objective

BlackRock India Fund’s (the “Fund”) investment objective is to seek to maximize total return from a portfolio of equity securities of Indian companies or instruments with similar economic characteristics. Total return means the combination of capital appreciation and investment income.

Portfolio Management Commentary

How did the Fund perform?

• For the six-month period ended January 31, 2012, the Fund under-performed its benchmark, the MSCI India Index.

What factors influenced performance?

•

Stock selection within pharmaceuticals, automobiles & components and consumer staples had a negative impact on the Fund’s performance. At the individual security level, the Fund held overweight positions relative to the MSCI India Index in Bharti Airtel Ltd. (wireless communications) and Jyothy Laboratories, Ltd. (consumer goods), both of which saw sharp share price corrections during the period. The Fund’s underweight holdings of Tata Motors, which saw a sharp rise in its stock price, also detracted from performance.

•

Contributing positively to relative performance was stock selection in the materials, industrials and consumer discretionary sectors. The Fund’s underweight positions in Larsen & Toubro Ltd. (industrial goods) and Sterlite Industries (India) Ltd. (non-ferrous metals and mining) had a positive impact on relative returns, as did overweight positions in Chambal Fertilizers & Chemicals, Ltd. and ICICI Bank, Ltd. Additionally, the Fund had no exposure to the poor-performing Bharat Heavy Electricals, which helped to limit the Fund’s losses during the period.

Describe recent portfolio activity.

•

During the six-month period, the Fund increased exposure to financials, materials, consumer discretionary and information technology (“IT”), while reducing exposure to consumer staples and industrials. With respect to individual securities, the Fund established new positions in Hindustan Unilever Ltd. (consumer goods), Power Grid Corp. of India Ltd. (electric utilities), Marico Ltd. (consumer goods), Sterlite Industries (India) Ltd. (non-ferrous metals and mining), Cipla Ltd. (pharmaceuticals) and Tata Steel Limited. The Fund added to holdings in ICICI Bank, Ltd., Reliance Industries, Ltd. (oil and gas producer) and Nestlé India, Ltd. (food products). Securities eliminated from the Fund’s holdings during the period included Tata Global Beverages, Ltd., UTV Software Communications, Ltd., Arvind, Ltd. (textiles), Chambal Fertilizers & Chemicals, Ltd. and EID Parry India, Ltd. (farm products). The Fund trimmed its holdings of Siemens India, Ltd. (conglomerate), Godrej Industries, Ltd. (chemicals) and Raymond, Ltd. (industrial goods). The Fund held cash to settle pending transactions. The Fund’s cash balance did not have a material impact on performance.

Describe portfolio positioning at period end.

•

The Fund held 60 stocks as of January 31, 2012. The Fund held 73% of its total portfolio in large-cap stocks, 14% in small-caps and 9% in mid-caps, with the remainder in cash and cash equivalents. Relative to the MSCI India Index, the Fund was underweight in the IT and utilities sectors, while it was overweight in consumer staples and telecommunication services stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

4	BLACKROCK INDIA FUND	JANUARY 31, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests at least 80% of its total assets in equity securities of Indian companies or in instruments with similar economic characteristics.

[3]	This unmanaged index is a free-float weighted equity index representing about 59 companies in India.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2012

		Total Returns[5]
		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	(17.97)%	(15.59)%	N/A
Investor A	(18.00)	(15.70)	(20.13)%
Investor C	(18.32)	(16.20)	(17.04)
MSCI India Index	(15.00)	(13.87)	N/A

[5]

Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including related fees, if any.

[6]	The Fund commenced operations on May 5, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK INDIA FUND	JANUARY 31, 2012	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC (the “Manager”) is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on August 1, 2011 and held through January 31, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[1]	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$820.30	$8.03	$1,000.00	$1,016.41	$8.89	1.75%
Investor A	$1,000.00	$820.00	$9.17	$1,000.00	$1,015.11	$10.16	2.00%
Investor C	$1,000.00	$816.80	$12.55	$1,000.00	$1,011.41	$13.89	2.75%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK INDIA FUND	JANUARY 31, 2012

Portfolio Information

As of January 31, 2012

Ten Largest Holdings	Percent of Long-Term Investments
ICICI Bank, Ltd.	7%
Reliance Industries, Ltd.	5
Bharti Airtel, Ltd.	5
State Bank of India	5
Housing Development Finance Corp.	4
Infosys, Ltd.	4
HDFC Bank, Ltd.	3
Tata Consultancy Services, Ltd.	3
ITC, Ltd.	3
Dr. Reddy’s Laboratories, Ltd.	3

Sector Allocations	Percent of Long-Term Investments
Financials	27%
Information Technology	12
Consumer Staples	11
Materials	11
Energy	8
Consumer Discretionary	8
Health Care	7
Industrials	6
Telecommunication Services	6
Utilities	4

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK INDIA FUND	JANUARY 31, 2012	7

Consolidated Schedule of Investments January 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.6%
Motherson Sumi Systems, Ltd.	8,517	$28,092
Automobiles — 3.3%
Bajaj Auto, Ltd.	955	30,891
Mahindra & Mahindra, Ltd.	3,136	42,645
Maruti Suzuki India, Ltd.	1,510	36,200
Tata Motors, Ltd.	7,223	35,481
		145,217
Building Products — 0.6%
Kajaria Ceramics, Ltd.	10,584	24,409
Chemicals — 2.4%
BASF India, Ltd.	3,230	32,890
Godrej Industries, Ltd.	10,256	41,890
Solar Industries India, Ltd.	1,783	28,539
		103,319
Commercial Banks — 16.0%
HDFC Bank, Ltd.	14,705	145,532
ICICI Bank, Ltd.	16,122	292,916
Karur Vysya Bank, Ltd.	9,376	70,924
State Bank of India	4,602	191,379
		700,751
Construction & Engineering — 2.1%
IVRCL, Ltd.	23,867	24,254
Larsen & Toubro, Ltd.	2,491	65,892
		90,146
Construction Materials — 1.7%
Ambuja Cements, Ltd.	23,335	75,832
Consumer Finance — 2.8%
Bajaj Finance, Ltd.	4,138	62,695
Shriram City Union Finance, Ltd.	5,496	60,140
		122,835
Containers & Packaging — 0.6%
Piramal Glass, Ltd.	12,505	27,257
Diversified Financial Services — 3.1%
Infrastructure Development Finance Co., Ltd.	14,720	39,510
Kotak Mahindra Bank, Ltd.	2,795	28,118
Reliance Capital, Ltd.	9,460	68,653
		136,281
Electric Utilities — 2.5%
Power Grid Corp. of India, Ltd.	44,658	93,889
Tata Power Co., Ltd.	8,229	17,259
		111,148
Food Products — 2.0%
Nestlé India, Ltd.	1,034	88,494
Gas Utilities — 1.2%
Indraprastha Gas, Ltd.	7,038	50,868
Household Products — 4.2%
Hindustan Unilever, Ltd.	13,422	102,782
Jyothy Laboratories, Ltd.	23,903	79,306
		182,088
Industrial Conglomerates — 0.2%
Siemens India, Ltd.	632	9,333

Common Stocks	Shares	Value
IT Services — 8.8%
Hexaware Technologies, Ltd.	12,736	$21,769
Infosys, Ltd.	2,754	151,497
Tata Consultancy Services, Ltd.	6,360	145,276
Wipro, Ltd.	7,672	64,143
		382,685
Machinery — 1.8%
Cummins India, Ltd.	5,635	47,781
Timken India, Ltd.	7,812	30,573
		78,354
Media — 1.6%
Dish TV India, Ltd. (a)	36,912	46,496
Hathway Cable & Datacom, Ltd. (a)	8,901	24,633
		71,129
Metals & Mining — 5.6%
Hindalco Industries, Ltd.	23,822	70,363
Sterlite Industries (India), Ltd.	39,138	90,670
Tata Steel, Ltd.	9,269	84,295
		245,328
Oil, Gas & Consumable Fuels — 8.1%
Bharat Petroleum Corp., Ltd.	8,810	101,944
Cairn India, Ltd. (a)	6,459	44,231
Reliance Industries, Ltd.	12,687	209,170
		355,345
Personal Products — 2.1%
Marico, Ltd.	29,430	90,306
Pharmaceuticals — 6.5%
Aurobindo Pharma, Ltd.	20,994	48,733
Cipla, Ltd.	11,342	80,252
Dr. Reddy’s Laboratories, Ltd.	3,140	107,233
GlaxoSmithKline Pharmaceuticals, Ltd.	662	25,927
Sun Pharmaceutical Industries, Ltd.	2,044	22,638
		284,783
Software — 2.3%
Financial Technologies India, Ltd.	3,233	47,112
KPIT Cummins Infosystems, Ltd.	11,059	32,877
Oracle Financial Services Software, Ltd. (a)	495	19,833
		99,822
Textiles, Apparel & Luxury Goods — 1.9%
Bombay Dyeing & Manufacturing Co., Ltd.	5,548	46,907
Raymond, Ltd.	5,329	36,755
		83,662
Thrifts & Mortgage Finance — 3.6%
Housing Development Finance Corp.	11,281	158,993
Tobacco — 2.8%
ITC, Ltd.	29,172	120,184
Trading Companies & Distributors — 1.3%
Adani Enterprises, Ltd.	6,883	57,805
Wireless Telecommunication Services — 5.5%
Bharti Airtel, Ltd.	28,063	207,203
Idea Cellular, Ltd. (a)	17,004	32,737
		239,940
Total Long-Term Investments (Cost — $3,967,537) — 95.2%		4,164,406

See Notes to Consolidated Financial Statements.
8	BLACKROCK INDIA FUND	JANUARY 31, 2012

Consolidated Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	66,221	$66,221
Total Short-Term Securities (Cost — $66,221) — 1.5%		66,221
Total Investments (Cost — $4,033,758) — 96.7%		4,230,627
Other Assets Less Liabilities — 3.3%		145,540
Net Assets — 100.0%		$4,376,167

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	114,721	(48,500)	66,221	$64

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
6	CNX Nifty Index Future	Singapore	February 2012	$62,760	$861

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	—	$28,092	—	$28,092
Automobiles	—	145,217	—	145,217
Building Products	—	24,409	—	24,409
Chemicals	—	103,319	—	103,319
Commercial Banks	—	700,751	—	700,751
Construction & Engineering	—	90,146	—	90,146
Construction Materials	—	75,832	—	75,832
Consumer Finance	$60,140	62,695	—	122,835
Containers & Packaging	—	27,257	—	27,257
Diversified Financial Services	—	136,281	—	136,281
Electric Utilities	—	111,148	—	111,148
Food Products	—	88,494	—	88,494
Gas Utilities	—	50,868	—	50,868
Household Products	79,306	102,782	—	182,088
Industrial Conglomerates	—	9,333	—	9,333
IT Services	—	382,685	—	382,685
Machinery	—	78,354	—	78,354
Media	—	71,129	—	71,129
Metals & Mining	—	245,328	—	245,328
Oil, Gas & Consumable Fuels	101,944	253,401	—	355,345
Personal Products	—	90,306	—	90,306
Pharmaceuticals	—	284,783	—	284,783
Software	—	99,822	—	99,822
Textiles, Apparel & Luxury Goods	—	83,662	—	83,662
Thrifts & Mortgage Finance	—	158,993	—	158,993
Tobacco	—	120,184	—	120,184
Trading Companies & Distributors	—	57,805	—	57,805
Wireless Telecommunication Services	—	239,940	—	239,940
Short-Term Securities	66,221	—	—	66,221
Total	$307,611	$3,923,016	—	$4,230,627

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$861	—	—	$861

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Consolidated Financial Statements.
BLACKROCK INDIA FUND	JANUARY 31, 2012	9

Consolidated Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $3,967,537)	$4,164,406
Investments at value — affiliated (cost — $66,221)	66,221
Cash pledged as collateral for financial futures contracts	4,000
Foreign currency at value (cost — $319,758)	320,445
Investments sold receivable	77,566
Margin variation receivable	1,500
Dividends receivable	773
Capital shares sold receivable	300
Deferred offering costs	105,848
Prepaid expenses	20
Other assets	47,021
Total assets	4,788,100

Liabilities
Investments purchased payable	179,467
Investment advisory fees payable	33,662
Administration fees payable	10,202
Registration fees payable	59,696
Offering costs payable	47,983
Custodian fees payable	22,024
Professional fees payable	13,649
Transfer agent fees payable	12,362
Officer’s and Trustees’ fees payable	4,736
Service and distribution fees payable	216
Other accrued expenses payable	27,936
Total liabilities	411,933
Net Assets	$4,376,167

Net Assets Consist of
Paid-in capital	$4,854,375
Net investment loss	(5,549)
Accumulated net realized loss	(670,682)
Net unrealized appreciation/depreciation	198,023
Net Assets	$4,376,167

Net Asset Value
Institutional — Based on net assets of $3,706,215 and 438,926 shares outstanding, unlimited shares authorized, $0.001 par value	$8.44
Investor A — Based on net assets of $551,496 and 65,423 shares outstanding, unlimited shares authorized, $0.001 par value	$8.43
Investor C — Based on net assets of $118,456 and 14,137 shares outstanding, unlimited shares authorized, $0.001 par value	$8.38

See Notes to Consolidated Financial Statements.

10	BLACKROCK INDIA FUND	JANUARY 31, 2012

Consolidated Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)
Investment Income
Dividends — unaffiliated	$23,446
Dividends — affiliated	64
Total income	23,510

Expenses
Investment advisory	17,715
Administration	1,329
Offering costs	70,978
Professional	56,134
Registration	43,680
Officer and Trustees	27,067
Custodian	23,802
Printing	7,870
Transfer agent — Institutional	2,500
Transfer agent — Investor A	216
Transfer agent — Investor C	55
Service — Investor A	790
Service and distribution — Investor C	561
Administration — Institutional	350
Administration — Investor A	79
Administration — Investor C	14
Miscellaneous	45,932
Total expenses	299,072
Less transfer agent fees waived and/or reimbursed — class specific	(2,771)
Less administration fees waived — class specific	(443)
Less administration fees waived	(1,329)
Less fees waived and/or reimbursed by advisor	(262,163)
Total expenses after fees waived and/or reimbursed	32,366
Net investment loss	(8,856)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(609,409)
Financial futures contracts	12,615
Foreign currency transactions	(16,571)
(613,365)
Net change in unrealized appreciation/depreciation on:
Investments	38,171
Financial futures contracts	861
Foreign currency transactions	254
39,286
Total realized and unrealized loss	(574,079)
Net Decrease in Net Assets Resulting from Operations	$(582,935)

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JANUARY 31, 2012	11

Consolidated Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended January 31, 2012 (Unaudited)	Period May 5, 2011[1] to July 31, 2011
Operations
Net investment income (loss)	$(8,856)	$5,432
Net realized loss	(613,365)	(64,980)
Net change in unrealized appreciation/depreciation	39,286	158,737
Net increase (decrease) in net assets resulting from operations	(582,935)	99,189

Dividends to Shareholders From
Net investment income
Institutional	(268)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	969,551	3,890,630

Net Assets
Total increase in net assets	386,348	3,989,819
Beginning of period	3,989,819	—
End of period	$4,376,167	$3,989,819
Undistributed net investment income (net investment loss)	$(5,549)	$3,575

[1]	Commencement of operations.

See Notes to Consolidated Financial Statements.

12	BLACKROCK INDIA FUND	JANUARY 31, 2012

Consolidated Financial Highlights

	Institutional		Investor A		Investor C
	Six Months Ended January 31, 2012 (Unaudited)	Period May 5, 2011[1] to July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Period May 5, 2011[1] to July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Period May 5, 2011[1] to July 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$10.29	$10.00	$10.28	$10.00	$10.26	$10.00
Net investment income (loss)[2]	(0.02)	0.02	(0.02)	0.00 [3]	(0.06)	(0.01)
Net realized and unrealized gain (loss)	(1.83)	0.27	(1.83)	0.28	(1.82)	0.27
Net increase (decrease) from investment operations	(1.85)	0.29	(1.85)	0.28	(1.88)	0.26
Net asset value, end of period	$8.44	$10.29	$8.43	$10.28	$8.38	$10.26

Total Investment Return[4]
Based on net asset value[5]	(17.97)%	2.90%	(18.00)%	2.80%	(18.32)%	2.60%

Ratios to Average Net Assets
Total expenses	16.70%[6]	27.14%[7]	17.25%[6]	28.03%[8]	17.81%[6]	28.42%[9]
Total expenses after fees waived and/or reimbursed	1.75%[6]	1.75%[7]	2.00%[6]	2.00%[8]	2.75%[6]	2.75%[9]
Net investment income (loss)	(0.46)%[6]	0.77%[7]	(0.53)%[6]	0.05%[8]	(1.40)%[6]	(0.49)%[9]

Supplemental Data
Net assets, end of period (000)	$3,706	$3,077	$551	$797	$118	$116
Portfolio turnover	127%	45%	127%	45%	127%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]

Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 40.60%, 1.75% and 0.77%, respectively.

[8]

Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 44.35%, 2.00% and 0.05%, respectively.

[9]

Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment loss would have been 43.43%, 2.75% and (0.49)%, respectively.

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JANUARY 31, 2012	13

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock India Fund (the “Fund”) is a series of BlackRock Funds (the “Trust”), which is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Massachusetts business trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock India Fund (Mauritius) Limited (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in equity securities issued by companies that are domiciled in India. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Inter-company accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

14	BLACKROCK INDIA FUND	JANUARY 31, 2012

Notes to Consolidated Financial Statements (continued)

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return remains open for the period ended July 31, 2011. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Convention (“DTAC”) between Mauritius and India. To obtain benefits under the DTAC, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of a valid tax residence in Mauritius. Under current regulations, a fund which is a tax resident of Mauritius, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities or to tax on dividends paid by Indian companies but is subject to tax on interest earned on Indian securities. The Subsidiary is subject to tax in Mauritius on its net income at a rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed as income tax expense in the Consolidated Statement of Operations. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAC.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Consolidated Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

BLACKROCK INDIA FUND	JANUARY 31, 2012	15

Notes to Consolidated Financial Statements (continued)

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of January 31, 2012
	Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized depreciation[1]	$861

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended January 31, 2012
Net Realized Loss From
Financial Futures Contracts
Equity contracts	$12,615

Net Change in Unrealized Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$861

For the six months ended January 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	30
Average notional value of contracts purchased	$31,380

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the

16	BLACKROCK INDIA FUND	JANUARY 31, 2012

Notes to Consolidated Financial Statements(continued)

Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 1.00% of based upon the Fund’s average daily net assets.

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company (collectively, the “Administrator”) to provide administrative services (other than investment advice and related portfolio activities).

The Fund pays the Administrator a monthly fee based upon the average daily value of the Fund’s net assets at the following annual rates: 0.075% of the Fund’s average daily net assets not exceeding $500 million; 0.065% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.055% of average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based upon the average daily net assets of each respective class at the following rates: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. These amounts are shown as administration — Institutional, Investor A and Investor C, respectively, in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The current expense limitations as a percentage of average daily net assets are as follows: 1.75% for Institutional; 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2012 unless approved by the Board, including a majority of the Independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by advisor, shown as administration fees waived, administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations as follows:

	Transfer Agent Fees	Administration Fees
Institutional	$2,500	$350
Investor A	$216	$79
Investor C	$55	$14

For the six months ended January 31, 2012, the Fund waived and/or reimbursed $262,116, which is included in fees waived and/or reimbursed by advisor in the Consolidated Statement of Operations. In addition, the Fund waived $1,329 in administration fees.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. For the six months ended January 31, 2012, the Manager waived $47, which is included in fees waived and/or reimbursed by advisor in the Consolidated Statement of Operations.

BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s net assets, which includes the assets of the Subsidiary.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2012, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	2013	2014
Expiring July 31,	$104,253	$263,445

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

BLACKROCK INDIA FUND	JANUARY 31, 2012	17

Notes to Consolidated Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended January 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $80.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2012, were $5,445,151 and $4,319,580, respectively.

5. Income Tax Information:

As of July 31, 2011, the Fund had a capital loss carryforward available to offset future realized capital gains in the amount of $57,317. The capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,033,758
Gross unrealized appreciation	$322,457
Gross unrealized depreciation	(125,588)
Net unrealized appreciation	$196,869

6. Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The Fund did not borrow under the credit agreement during the six months ended January 31, 2012.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

As of January 31, 2012, the Fund invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. At January 31, 2012, the Fund invested 95.2% of its assets in India. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the U.S. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities.

18	BLACKROCK INDIA FUND	JANUARY 31, 2012

Notes to Consolidated Financial Statements (concluded)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2012		Period May 5, 2011[1] to July 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	141,835	$1,046,514	298,971	$2,989,450
Shares issued to shareholders in reinvestment of dividends	1	6	—	—
Shares redeemed	(1,881)	(14,621)	—	—
Net increase	139,955	$1,031,899	298,971	$2,989,450

Investor A
Shares sold	32,037	$249,598	78,438	$797,033
Shares redeemed	(44,073)	(337,191)	(979)	(10,000)
Net increase (decrease)	(12,036)	$(87,593)	77,459	$787,033

Investor C
Shares sold	2,815	$25,245	$11,323	114,157
Shares redeemed	—	—	(1)	(10)
Net increase	2,815	$25,245	11,322	$114,147

[1]	Commencement of operations.

At January 31, 2012, shares owned by affiliates were as follows:

Shares
Institutional	296,000
Investor A	2,000
Investor C	2,000

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INDIA FUND	JANUARY 31, 2012	19

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, Trustee
David O. Beim, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

20	BLACKROCK INDIA FUND	JANUARY 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

BLACKROCK INDIA FUND	JANUARY 31, 2012	21

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

22	BLACKROCK INDIA FUND	JANUARY 31, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INDIA FUND	JANUARY 31, 2012	23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#INDIA-1/12-SAR

January 31, 2012

Semi-Annual Report (Unaudited)

BlackRock FundsSM

▶	BlackRock Emerging Markets Long/Short Equity Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Dear Shareholder

Early in 2011, global financial market action was dominated by political revolutions in the Middle East and North Africa, soaring prices of oil and other commodities, and natural disasters in Japan resulting in global supply chain disruptions. But corporate earnings were strong and the global economic recovery appeared to be on track. Investors demonstrated steadfast confidence as risk assets, including equities, commodities and high yield bonds, charged forward. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in highly correlated asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors came back from the sidelines and risk assets rallied through the month. Eventually, a lack of definitive details about Europe’s rescue plan raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated investors, but confidence was easily tempered by sobering news flow. Sentiment improved in the New Year as investors saw bright spots in global economic data, particularly from the United States, China and Germany. International and emerging markets rebounded strongly through January. US stocks rallied on solid improvement in the domestic labor market and indications from the Federal Reserve that interest rates would remain low through 2014. Nonetheless, investors maintained caution as US corporate earnings began to weaken and a European recession appeared inevitable.

US equities and high yield bonds recovered their late-summer losses and posted positive returns for both the 6- and 12-month periods ended January 31, 2012. International markets, however, experienced some significant downturns in 2011 and remained in negative territory despite a strong rebound at the end of the period. Fixed income securities benefited from declining yields and delivered positive returns for the 6- and 12-month periods. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain unresolved. For investors, the risks are daunting. BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	2.71%	4.22%
US small cap equities (Russell 2000® Index)	0.22	2.86
International equities (MSCI Europe, Australasia, Far East Index)	(10.42)	(9.59)
Emerging market equities (MSCI Emerging Markets Index)	(9.56)	(6.64)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.02	0.09
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	10.81	18.49
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	4.25	8.66
Tax-exempt municipal bonds (S&P Municipal Bond Index)	7.25	14.40
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	1.84	5.81

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2012

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek total return over the long term by investing at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.

Portfolio Information

	Percent of Total Investments[1]
Geographic Allocations	Long	Short	Total
Brazil	10%	10%	20%
South Korea	8	8	16
Taiwan	7	6	13
China	5	5	10
Russia	4	3	7
South Africa	4	3	7
Thailand	3	2	5
Hong Kong	2	3	5
Malaysia	2	1	3
Mexico	2	1	3
Turkey	1	1	2
Chile	1	1	2
Israel	1	—	1
Canada	1	—	1
Poland	1	—	1
Argentina	1	—	1
Panama	1	—	1
United Kingdom	—	1	1
India	—	1	1
Total	54%	46%	100%

[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including swaps as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load)of 5.25% and a service fee of 0.25% per year.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC (the “Manager”) is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 6, 2011 and held through January 31, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 6, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[1]	Beginning Account Value October 6, 2011	Ending Account Value January 31, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,016.60	$5.64	$1,000.00	$1,010.38	$5.62	1.75%
Investor A	$1,000.00	$1,016.30	$6.45	$1,000.00	$1,009.58	$6.42	2.00%
Investor C	$1,000.00	$1,013.30	$8.85	$1,000.00	$1,007.18	$8.82	2.75%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 118/366 (to reflect the period from October 6, 2011, the commencement of operations, to January 31, 2012).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal period divided by 366.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	5

Schedule of Investments January 31, 2012 (Unaudited)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (a)(b)	34,827,432	$34,827,432
Total Short-Term Securities (Cost — $34,827,432*) — 95.8%		34,827,432
Other Assets Less Liabilities — 4.2%		1,536,956
Net Assets — 100.0%		$36,364,388

*	Cost for federal income tax purposes.

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at January 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	34,827,432	34,827,432	$9,384

(b)	Represents the current yield as of report date.

•	Total return swaps as of January 31, 2012 were as follows[1]:

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Basket of Equity	Goldman Sachs & Co.	6/17/13	$777,469	$348,1312	$1,158,906
Securities Long/Short:	Morgan Stanley & Co., Inc.	12/19/14	$714,635	326,232[3]	1,074,628
	UBS AG	1/29/13	$802,227	230,328[4]	1,041,713
Total				$904,691	$3,275,247

[1]	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate.

[2]	Amount is net of $33,306 of dividends and financing income payable from the Fund to the counterparty.

[3]	Amount is net of $33,761 of dividends and financing income payable from the Fund to the counterparty.

[4]	Amount is net of $9,158 of dividends and financing income payable from the Fund to the counterparty.

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2012:

	Shares	Value
Reference Entity — Long
Argentina
Ternium SA — ADR	12,494	$283,239
Brazil
AES Tiete SA, Preference Shares	4,900	70,140
Banco do Brasil SA	7,900	122,940
BM&F Bovespa SA	5,000	31,450
Bradespar SA, Preference Shares	100	2,013
Centrais Eletricas Brasileiras SA, Preference B Shares	12,700	186,081
Cia de Bebidas das Americas, Preference Shares	1,300	47,619
Cia de Bebidas das Americas, Preference Shares — ADR	359	13,064
Cia de Concessoes Rodoviarias	6,600	45,934
Cia de Saneamento Basico do Estado de Sao Paulo	1,900	63,442
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	1,693	111,552
Cia Hering	300	7,211
Cia Paranaense de Energia — ADR	660	15,107
Cia Siderurgica Nacional SA — ADR	707	7,261
Cielo SA	1,100	32,770
EcoRodovias Infraestrutura e Logistica SA	300	2,112
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	8,700	180,304
Gafisa SA — ADR	1,120	6,070
Itausa — Investimentos Itau SA, Preference Shares	7,700	50,417
Localiza Rent a Car SA	1,100	18,063
Metalurgica Gerdau SA, Preference Shares	4,400	52,885
Natura Cosmeticos SA	4,800	102,802
Odontoprev SA	500	8,356
Souza Cruz SA	24,000	312,363
Tele Norte Leste Participacoes SA — ADR	1,169	10,977
Tele Norte Leste Participacoes SA, Preference Shares	100	962
Vale SA, Preference A Shares	100	2,443
		1,504,338
Canada
Methanex Corp.	3,089	84,102
Pan American Silver Corp.	313	7,183
		91,285
Chile
Enersis SA — ADR	5,173	94,718

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate

See Notes to Financial Statements.

6	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China
Bank of China Ltd., Class H	326,000	$139,979
China CITIC Bank Corp., Ltd., Class H	67,000	42,764
China Communications Construction Corp., Ltd., Class H	24,000	22,313
China Construction Bank, Class H	27,000	21,620
China Minsheng Banking Corp., Ltd., Class H	92,500	85,519
China Mobile Ltd.	5,000	51,126
China Petroleum & Chemical Corp., Class H	116,000	140,900
China Railway Construction Corp., Class H	27,500	17,872
China Shanshui Cement Group Ltd.	92,000	67,618
CNOOC Ltd.	78,000	160,319
Dongfeng Motor Group Co., Ltd., Class H	76,000	142,096
Golden Eagle Retail Group Ltd.	15,000	34,389
Lenovo Group Ltd.	104,000	83,277
Shanghai Industrial Holdings Ltd.	61,000	194,673
Zijin Mining Group Co., Ltd., Class H	28,000	12,312
		1,216,777
Colombia
Petrominerales Ltd.	2,571	53,666
Hong Kong
Anta Sports Products Ltd.	67,000	67,473
China Lumena New Materials Corp.	32,000	26,041
Citic Pacific Ltd.	39,000	74,728
Dongyue Group	87,000	72,694
Guangdong Investment Ltd.	188,000	108,844
Haier Electronics Group Co., Ltd.	29,000	29,840
Lonking Holdings Ltd.	22,000	9,049
MIE Holdings Corp.	70,000	21,031
Renhe Commercial Holdings Co., Ltd.	332,000	39,385
		449,085
Indonesia
Indocement Tunggal Prakarsa Tbk PT	6,500	12,255
United Tractors Tbk PT	2,000	6,307
		18,562
Israel
Teva Pharmaceutical Industries Ltd.	350	15,771
Teva Pharmaceutical Industries Ltd. — ADR	1,847	83,355
		99,126
Luxembourg
Reinet Investments SCA	53,359	91,898
Malaysia
DiGi.Com Bhd	60,200	78,367
JCY International Bhd	100,000	42,735
Telekom Malaysia Bhd	54,600	86,154
		207,256
Mexico
Grupo Aeroportuario del Pacifico SAB de CV — ADR	5,985	224,258
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	27,200	101,837
Grupo Modelo SAB de CV, Series C	8,900	55,159
Wal-Mart de Mexico SAB de CV, Series V	6,700	20,690
		401,944

	Shares	Value
Reference Entity — Long
Peru
Cia de Minas Buenaventura SA — ADR	51	$2,188
Poland
KGHM Polska Miedz SA	4,823	208,656
Russia
AK Transneft OAO, Preference Shares	5	9,494
Gazprom OAO	6,100	37,021
Lukoil OAO	561	32,719
Lukoil OAO — ADR	3,000	175,650
Tatneft	41,720	244,589
		499,473
South Africa
Barloworld Ltd.	13,695	153,303
Imperial Holdings Ltd.	4,987	88,389
Kumba Iron Ore Ltd.	787	53,960
Life Healthcare Group Holdings Ltd.	56,210	152,364
Vodacom Group Ltd.	92	1,133
Woolworths Holdings Ltd.	45,368	243,630
		692,779
South Korea
Asiana Airlines, Inc.	2,450	16,096
Capro Corp.	790	17,863
CJ O Shopping Co., Ltd.	58	14,323
Daelim Industrial Co., Ltd.	148	14,229
Daesang Corp.	2,090	27,442
Doosan Engine Co., Ltd.	2,230	26,204
GameHi Co., Ltd.	529	4,191
Grand Korea Leisure Co., Ltd.	3,310	58,636
Halla Climate Control Corp.	1,280	24,384
Himart Co., Ltd.	51	3,450
Hyosung Corp.	159	8,860
Hyundai Engineering & Construction Co., Ltd.	98	6,246
Hyundai Marine & Fire Insurance Co., Ltd.	300	8,813
Kangwon Land, Inc.	970	22,753
KCC Corp.	37	9,980
Korea Exchange Bank	8,850	62,317
Korean Air Lines Co., Ltd.	980	44,405
KT Corp. — ADR	1,241	18,478
Kumho Petrochemical Co., Ltd.	269	40,230
Osstem Implant Co., Ltd.	245	2,792
Samsung Card Co.	190	7,341
Samsung Electronics Co., Ltd.	173	170,482
Samyoung Chemical Co., Ltd.	2,220	10,849
Shinsegae Co., Ltd.	159	39,065
Simm Tech Co., Ltd.	853	9,302
SK C&C Co., Ltd.	171	19,865
SK Chemicals Co., Ltd.	296	17,022
SK Holdings Co., Ltd.	111	13,883
SK Telecom Co., Ltd. — ADR	3,736	52,341
SM Entertainment Co.	2,395	112,997
Soosan Heavy Industries Co., Ltd.	31,530	45,049
Toptec Co., Ltd.	304	4,276
Woori Finance Holdings Co., Ltd.	1,040	10,276
Youngone Corp.	2,370	56,014
Youngone Holdings Co., Ltd.	400	18,516
		1,018,970

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	7

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Taiwan
Ardentec Corp.	6,000	$4,522
ASUSTek Computer, Inc.	2,000	15,817
China Petrochemical Development Corp.	25,000	27,883
Chong Hong Construction Co.	56,000	111,669
Dynapack International Technology Corp.	22,000	109,303
Elite Advanced Laser Corp.	5,000	8,196
Gintech Energy Corp.	7,000	9,854
HTC Corp.	10,000	164,090
Lite-On Technology Corp.	43,000	54,499
MediaTek, Inc.	1,000	9,548
MStar Semiconductor, Inc.	31,000	196,975
Phihong Technology Co., Ltd.	21,000	28,036
Phison Electronics Corp.	4,000	29,337
Powertech Technology, Inc.	43,000	107,545
President Chain Store Corp.	13,000	69,861
Radiant Opto-Electronics Corp.	21,000	79,848
Siliconware Precision Industries Co. — ADR	7,868	44,454
Teco Electric and Machinery Co., Ltd.	93,000	61,450
United Microelectronics Corp.	72,000	37,719
Wistron NeWeb Corp.	8,000	16,493
		1,187,099
Thailand
Advanced Info Service PCL	78,000	380,857
Airports of Thailand PCL	7,800	13,305
Thai Airways International PCL	10,400	7,970
		402,132
Turkey
Arcelik AS	9,525	41,277
BIM Birlesik Magazalar AS	1,148	35,373
Ford Otomotiv Sanayi AS	2,149	19,230
Haci Omer Sabanci Holding AS	9,561	36,590
Koza Altin Isletmeleri AS	656	11,630
		144,100
Total Reference Entity — Long		8,667,291

Reference Entity — Short
Brazil
Anhanguera Educacional Participacoes SA	(5,200)	(69,940)
BR Malls Participacoes SA	(15,400)	(168,085)
BR Properties SA	(8,400)	(91,587)
BRF — Brasil Foods SA — ADR	(5,828)	(116,735)
CETIP SA — Balcao Organizado de Ativos e Derivativos	(5,500)	(84,836)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	(1,300)	(54,315)
Cia Energetica de Sao Paulo, Preference B Shares	(3,400)	(63,828)
CPFL Energia SA	(2,200)	(32,486)
Fibria Celulose SA — ADR	(16,538)	(132,139)
Gol Linhas Aereas Inteligentes SA — ADR	(2,834)	(19,555)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(1,100)	(7,568)
HRT Participacoes em Petroleo SA	(300)	(78,640)
Hypermarcas SA	(28,600)	(173,839)
LLX Logistica SA	(57,300)	(117,079)

	Shares	Value
Reference Entity — Short
Brazil (concluded)
MPX Energia SA	(18,000)	$(483,173)
OGX Petroleo e Gas Participacoes SA	(22,700)	(215,021)
Usinas Siderurgicas de Minas Gerais SA, Preference A Shares	(8,900)	(59,700)
		(1,968,526)
China
Aluminum Corp. of China Ltd. — ADR	(19,229)	(234,017)
BBMG Corp., Class H	(6,000)	(4,572)
China Coal Energy Co., Ltd., Class H	(10,000)	(12,559)
China COSCO Holdings Co., Ltd., Class H	(132,500)	(75,345)
China Life Insurance Co., Ltd., Class H	(2,000)	(5,893)
China Longyuan Power Group Corp., Class H	(363,000)	(275,692)
China Oilfield Services Ltd., Class H	(58,000)	(94,681)
China Shipping Container Lines Co., Ltd., Class H	(1,250,000)	(277,230)
CSR Corp., Ltd., Class H	(71,000)	(46,782)
Dongfang Electric Corp., Ltd., Class H	(16,000)	(47,245)
Hengan International Group Co., Ltd.	(21,500)	(192,259)
Huaneng Power International, Inc., Class H	(52,000)	(31,581)
Jiangxi Copper Co., Ltd., Class H	(11,000)	(27,999)
Ping An Insurance Group Co., Class H	(3,000)	(23,752)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(52,000)	(47,874)
Sinopharm Group Co., Ltd., Class H	(13,600)	(32,232)
Yanzhou Coal Mining Co., Ltd., Class H	(4,000)	(9,593)
Zhuzhou CSR Times Electric Co., Ltd., Class H	(31,000)	(68,353)
		(1,507,659)
Colombia
BanColombia SA — ADR	(125)	(7,750)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(2,000)	(2,138)
China Gas Holdings Ltd.	(52,000)	(24,205)
China Resources Cement Holdings Ltd.	(210,000)	(151,638)
China Resources Power Holdings Co., Ltd.	(96,000)	(187,413)
China Unicom Hong Kong Ltd.	(50,000)	(92,066)
China Unicom Hong Kong Ltd. — ADR	(3,800)	(70,186)
Kunlun Energy Co., Ltd.	(38,000)	(59,975)
Sany Heavy Equipment International Holdings Co., Ltd.	(131,000)	(115,032)
Want Want China Holdings Ltd.	(3,000)	(2,781)
Zhongsheng Group Holdings Ltd.	(88,000)	(175,426)
		(880,860)
Mexico
Grupo Financiero Banorte SAB de CV	(3,300)	(13,166)
Mexichem SAB de CV	(1,200)	(4,143)
		(17,309)
Poland
Bank Pekao SA	(1,389)	(67,840)
Polski Koncern Naftowy Orlen SA	(3,508)	(39,920)
Powszechna Kasa Oszczednosci Bank Polski SA	(5,778)	(62,404)
		(170,164)
Russia
Federal Grid Co. Unified Energy System JSC	(22,690,000)	(236,752)
Federal Hydrogenerating Co. JSC	(1,054,000)	(40,034)
Rostelecom OJSC	(62,200)	(306,019)
Surgutneftegas OJSC — ADR	(7,500)	(70,200)
		(653,005)

See Notes to Financial Statements.

8	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
South Korea
Ahnlab, Inc.	(254)	$(22,792)
Cheil Industries, Inc.	(318)	(28,450)
CJ CheilJedang Corp.	(83)	(22,757)
Hyundai Heavy Industries Co., Ltd.	(196)	(54,350)
Hyundai Hysco Co., Ltd.	(630)	(22,097)
Hyundai Mobis	(62)	(15,288)
Hyundai Steel Co.	(125)	(12,073)
Hyundai Wia Corp.	(368)	(42,259)
Korea Aerospace Industries Ltd.	(2,160)	(61,530)
Korea Zinc Co., Ltd.	(21)	(7,169)
Lotte Shopping Co., Ltd.	(53)	(18,094)
LS Corp.	(230)	(17,403)
S-Oil Corp.	(332)	(36,057)
Samsung C&T Corp.	(1,027)	(63,356)
Samsung Fine Chemicals Co., Ltd.	(379)	(20,783)
Samsung Heavy Industries Co., Ltd.	(1,280)	(40,678)
Samsung Techwin Co., Ltd.	(5,660)	(285,179)
		(770,315)
Taiwan
AU Optronics Corp. — ADR	(609)	(3,209)
Cheng Shin Rubber Industry Co., Ltd.	(7,000)	(16,608)
Chimei Innolux Corp.	(85,000)	(39,358)
China Steel Corp.	(118,000)	(116,853)
Compal Communications, Inc.	(13,000)	(24,210)
Formosa Petrochemical Corp.	(78,000)	(243,326)
Formosa Plastics Corp.	(37,000)	(107,795)
Genius Electronic Optical Co., Ltd.	(8,000)	(62,594)
Gloria Material Technology Corp.	(30,000)	(25,095)
Hon Hai Precision Industry Co., Ltd.	(6,000)	(19,326)
Kinsus Interconnect Technology Corp.	(6,000)	(19,468)
LCY Chemical Corp.	(1)	(2)
Lung Yen Life Service Corp.	(39,000)	(126,935)
Nan Kang Rubber Tire Co., Ltd.	(38,000)	(61,391)
Nan Ya Plastics Corp.	(25,000)	(52,809)
Neo Solar Power Corp.	(55,000)	(45,915)
Ruentex Development Co., Ltd.	(15,000)	(18,530)
Ruentex Industries Ltd.	(23,000)	(43,843)
Walsin Lihwa Corp.	(126,000)	(44,502)
Yulon Motor Co., Ltd.	(121,000)	(236,786)
		(1,308,555)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	(40,900)	(48,799)
KOC Holding AS	(4,121)	(16,049)
Petkim Petrokimya Holding AS	(110,040)	(126,337)
Turk Hava Yollari	(24,995)	(33,057)
		(224,242)
Total Reference Entity — Short		(7,508,385)
Net Value of Reference Entity — Goldman Sachs & Co.		$1,158,906

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2012:

	Shares	Value
Reference Entity — Long
Argentina
MercadoLibre, Inc.	374	$32,688
Ternium SA — ADR	2,356	53,411
		86,099
Brazil
AES Tiete SA, Preference Shares	16,100	230,461
Banco do Brasil SA	700	10,893
Centrais Eletricas Brasileiras SA, Preference B Shares	7,200	105,495
Cia de Bebidas das Americas, Preference Shares — ADR	422	15,357
Cia de Bebidas das Americas, Preference Shares	100	3,663
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	34	2,240
Cia Hering	1,400	33,654
Cia Paranaense de Energia — ADR	1,378	31,542
Cia Siderurgica Nacional SA — ADR	478	4,909
Cielo SA	3,200	95,330
EcoRodovias Infraestrutura e Logistica SA	700	4,928
EDP — Energias do Brasil SA	200	4,659
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	8,900	184,449
Embraer SA — ADR	863	23,663
Gafisa SA — ADR	8,538	46,276
Itausa — Investimentos Itau SA, Preference Shares	18,700	122,440
Metalurgica Gerdau SA, Preference Shares	9,100	109,375
Natura Cosmeticos SA	1,300	27,842
Rossi Residencial SA	3,000	16,209
Souza Cruz SA	1,400	18,221
Tele Norte Leste Participacoes SA — ADR	975	9,155
Tele Norte Leste Participacoes SA, Preference Shares	500	4,808
Vale SA, Preference A Shares	500	12,217
		1,117,786
Canada
Methanex Corp.	8,577	233,521
Pan American Silver Corp.	1,772	40,664
		274,185
Chile
Empresa Nacional de Telecomunicaciones SA	6,928	126,835
Enersis SA	188,609	68,292
Enersis SA — ADR	476	8,715
		203,842
China
China Communications Construction Corp., Ltd., Class H	50,000	46,484
China Mobile Ltd.	18,000	184,055
China Petroleum & Chemical Corp., Class H	30,000	36,439
China Railway Construction Corp., Class H	58,500	38,018
China Shanshui Cement Group Ltd.	59,000	43,364

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	9

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China (concluded)
China Southern Airlines Co., Ltd., Class H	88,000	$45,388
CNOOC Ltd.	37,000	76,049
Guangzhou R&F Properties Co., Ltd., Class H	200	196
Shanghai Industrial Holdings Ltd.	2,000	6,383
		476,376
Colombia
Petrominerales Ltd.	1,214	25,342
Hong Kong
Agile Property Holdings Ltd.	16,000	17,846
Anta Sports Products Ltd.	28,000	28,198
China Lumena New Materials Corp.	298,000	58,791
COSCO Pacific Ltd.	12,000	16,680
Dongyue Group	6,000	5,013
Evergrande Real Estate Group Ltd.	213,000	101,071
Guangdong Investment Ltd.	22,000	12,737
MIE Holdings Corp.	144,000	43,263
Renhe Commercial Holdings Co., Ltd.	70,000	8,304
		291,903
Israel
Israel Chemicals Ltd.	12,546	131,437
Teva Pharmaceutical Industries Ltd. — ADR	3,139	141,663
		273,100
Luxembourg
Reinet Investments SCA	2,777	4,783
Malaysia
DiGi.Com Bhd	281,200	366,059
Malayan Banking Bhd	12,500	33,695
Petronas Chemicals Group Bhd	57,100	125,200
		524,954
Mexico
Grupo Aeroportuario del Pacifico SAB de CV — ADR	1,900	71,193
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	8,400	31,450
Grupo Modelo SAB de CV, Series C	10,200	63,215
Urbi Desarrollos Urbanos SAB de CV	2,200	3,138
Wal-Mart de Mexico SAB de CV, Series V	13,600	41,997
		210,993
Panama
Copa Holdings SA, Class A	913	62,212
Peru
Cia de Minas Buenaventura SA — ADR	653	28,014
Philippines
Philippine Long Distance Telephone Co.	520	33,175
Poland
KGHM Polska Miedz SA	454	19,641
Russia
AK Transneft OAO, Preference Shares	24	45,569
Gazprom OAO	25,570	155,185
IDGC Holding JSC	2,623,600	239,966
Lukoil OAO	3,648	212,761
Lukoil OAO — ADR	150	8,782
Tatneft	430	2,521
		664,784

	Shares	Value
Reference Entity — Long
South Africa
Barloworld Ltd.	2,035	$22,780
Gold Fields Ltd. — ADR	4,366	71,734
Life Healthcare Group Holdings Ltd.	2,556	6,928
MR Price Group Ltd.	2,661	29,345
Vodacom Group Ltd.	14,545	179,183
Woolworths Holdings Ltd.	19,957	107,171
		417,141
South Korea
Asiana Airlines, Inc.	50	329
Capro Corp.	1,190	26,907
CJ O Shopping Co., Ltd.	131	32,349
Daelim Industrial Co., Ltd.	655	62,972
Doosan Corp.	166	22,609
Grand Korea Leisure Co., Ltd.	5,100	90,346
Halla Climate Control Corp.	180	3,429
Hansol Paper Co.	11,860	93,541
Himart Co., Ltd.	299	20,229
Hynix Semiconductor, Inc.	600	14,341
Hyosung Corp.	141	7,857
Hyundai Department Store Co., Ltd.	119	19,386
Hyundai Engineering & Construction Co., Ltd.	233	14,851
Hyundai Motor Co.	299	58,823
Kangwon Land, Inc.	1,560	36,592
Kia Motors Corp.	820	49,272
Korea Exchange Bank	10,150	71,471
Korean Air Lines Co., Ltd.	130	5,890
KP Chemical Corp.	3,170	46,562
KT Corp. — ADR	5,038	75,016
KT&G Corp.	725	50,728
LG Corp.	3,506	219,720
S&T Dynamics Co., Ltd.	440	6,776
Samyoung Chemical Co., Ltd.	760	3,714
Shinsegae Co., Ltd.	20	4,914
SK Holdings Co., Ltd.	728	91,053
SK Telecom Co., Ltd. — ADR	12,173	170,544
SM Entertainment Co.	554	26,138
Soosan Heavy Industries Co., Inc.	13,920	19,888
Woori Finance Holdings Co., Ltd.	5,020	49,603
Youngone Corp.	1,460	34,507
Youngone Holdings Co., Ltd.	67	3,101
		1,433,458
Taiwan
Ardentec Corp.	2,000	1,507
ASUSTek Computer, Inc.	5,000	39,544
Capella Microsystems Taiwan, Inc.	6,000	21,496
Dynapack International Technology Corp.	18,000	89,430
FLEXium Interconnect, Inc.	11,000	36,100
HTC Corp.	6,000	98,454
Lite-On Technology Corp.	69,000	87,452
MediaTek, Inc.	7,000	66,836
MStar Semiconductor, Inc.	7,000	44,478
Nan Ya Printed Circuit Board Corp.	1,000	2,359
Phison Electronics Corp.	1,000	7,334
Realtek Semiconductor Corp.	3,000	5,556
Sanyang Industry Co., Ltd.	14,000	8,281
Siliconware Precision Industries Co. — ADR	994	5,616
Silitech Technology Corp.	58,000	160,351
Taiwan Prosperity Chemical Corp.	7,000	18,548

See Notes to Financial Statements.

10	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Teco Electric and Machinery Co., Ltd.	205,000	$135,454
Unimicron Technology Corp.	7,000	9,215
United Microelectronics Corp.	106,000	55,530
Wistron NeWeb Corp.	4,000	8,247
		901,788
Thailand
Advanced Info Service PCL	15,700	76,660
Airports of Thailand PCL	66,300	113,090
CP ALL PCL	57,200	108,204
Thai Airways International PCL	98,700	75,641
		373,595
Turkey
Arcelik AS	21,855	94,709
Dogan Sirketler Grubu Holdings AS	12,984	4,457
Ford Otomotiv Sanayi AS	4,021	35,982
Koza Altin Isletmeleri AS	3,945	69,937
		205,085
Total Reference Entity — Long		7,628,256

Reference Entity — Short
Brazil
CETIP SA — Balcao Organizado de Ativos e Derivativos	(3,700)	(57,071)
Fibria Celulose SA — ADR	(9,358)	(74,771)
Gol Linhas Aereas Inteligentes SA — ADR	(2,470)	(17,043)
HRT Participacoes em Petroleo SA	(100)	(26,214)
LLX Logistica SA	(23,650)	(48,323)
OGX Petroleo e Gas Participacoes SA	(12,200)	(115,562)
TAM SA — ADR	(3,851)	(83,413)
Telefonica Brasil SA — ADR	(5,248)	(146,104)
Usinas Siderurgicas de Minas Gerais SA, Preference A Shares	(6,500)	(43,601)
		(612,102)
Canada
Alamos Gold, Inc.	(261)	(5,346)
Goldcorp, Inc.	(2,852)	(137,950)
Silver Wheaton Corp.	(1,705)	(60,824)
		(204,120)
China
China Longyuan Power Group Corp., Class H	(94,000)	(71,391)
China Oilfield Services Ltd., Class H	(24,000)	(39,178)
China Shipping Container Lines Co., Ltd., Class H	(67,000)	(14,860)
Dongfang Electric Corp., Ltd., Class H	(4,600)	(13,583)
Hengan International Group Co., Ltd.	(6,500)	(58,125)
Huaneng Power International, Inc., Class H	(48,000)	(29,152)
Jiangxi Copper Co., Ltd., Class H	(4,000)	(10,181)
Ping An Insurance Group Co., Class H	(500)	(3,959)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(20,000)	(18,413)
Sinopharm Group Co., Ltd., Class H	(800)	(1,896)
Tingyi Cayman Islands Holding Corp.	(14,000)	(40,888)
Yanzhou Coal Mining Co., Ltd. — ADR	(223)	(5,305)
		(306,931)

	Shares	Value
Reference Entity — Short
Colombia
BanColombia SA — ADR	(26)	$(1,612)
Hong Kong
China Gas Holdings Ltd.	(96,000)	(44,687)
China Resources Power Holdings Co., Ltd.	(12,000)	(23,427)
China State Construction International Holdings Ltd.	(28,000)	(22,204)
China Unicom Hong Kong Ltd.	(14,000)	(25,778)
Kunlun Energy Co., Ltd.	(4,000)	(6,313)
		(122,409)
Hungary
MOL Hungarian Oil and Gas Plc	(287)	(23,983)
India
HDFC Bank Ltd. — ADR	(1,711)	(53,092)
Larsen & Toubro Ltd. — GDR	(370)	(9,835)
		(62,927)
Malaysia
Axiata Group Bhd	(51,000)	(78,294)
Kuala Lumpur Kepong Bhd	(800)	(6,759)
Maxis Bhd	(179,500)	(336,931)
UEM Land Holdings Bhd	(18,700)	(14,262)
		(436,246)
Mexico
America Movil SAB de CV, Series L — ADR	(9,053)	(210,120)
Netherlands
X5 Retail Group NV — GDR	(4,084)	(89,930)
Russia
Magnit OJSC — GDR	(7,202)	(185,019)
MMC Norilsk Nickel OJSC — ADR	(650)	(12,487)
NovaTek OAO — GDR	(242)	(32,597)
Novolipetsk Steel OJSC — GDR	(527)	(12,985)
Uralkali OJSC	(11,240)	(79,985)
Uralkali OJSC — GDR	(8,292)	(294,698)
		(617,771)
South Africa
Aspen Pharmacare Holdings Ltd.	(31,118)	(396,718)
Clicks Group Ltd.	(26,268)	(133,337)
Exxaro Resources Ltd.	(1,769)	(43,651)
Foschini Group Ltd.	(11,519)	(160,006)
Naspers Ltd., N Shares	(1,147)	(57,456)
Steinhoff International Holdings Ltd.	(7,292)	(23,309)
Tiger Brands Ltd.	(144)	(4,640)
		(819,117)
South Korea
Ahnlab, Inc.	(239)	(21,446)
Chabio & Diostech Co., Ltd.	(4,576)	(49,697)
Cheil Industries, Inc.	(261)	(23,350)
CrucialTec Co., Ltd.	(9,989)	(141,830)
Daewoo International Corp.	(3,140)	(84,276)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(1,660)	(41,155)
ELK Corp.	(504)	(6,259)
Foosung Co., Ltd.	(6,300)	(43,296)
Hyundai Heavy Industries Co., Ltd.	(306)	(84,852)
Hyundai Mobis	(254)	(62,632)
Hyundai Steel Co.	(231)	(22,311)

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	11

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
South Korea (concluded)
Hyundai Wia Corp.	(122)	$(14,010)
INFINITT Co., Ltd.	(2,521)	(35,346)
JCEntertainment Corp.	(100)	(3,093)
Kolon Industries, Inc.	(176)	(11,265)
Korea Aerospace Industries Ltd.	(2,800)	(79,761)
Korea Electric Power Corp.	(420)	(10,431)
Korea Electric Power Corp. — ADR	(3,647)	(44,968)
Korea Gas Corp.	(110)	(4,348)
Korea Zinc Co., Ltd.	(75)	(25,604)
LG Innotek Co., Ltd.	(2,173)	(174,095)
Lock & Lock Co., Ltd.	(4,450)	(130,131)
LS Corp.	(243)	(18,387)
LS Industrial Systems Co., Ltd.	(711)	(41,520)
Lumens Co., Ltd.	(14,372)	(98,897)
Melfas, Inc.	(2,832)	(57,606)
POSCO — ADR	(372)	(34,135)
S-Oil Corp.	(95)	(10,317)
Samsung C&T Corp.	(891)	(54,966)
Samsung Electro-Mechanics Co., Ltd.	(541)	(44,355)
Samsung Engineering Co., Ltd.	(19)	(3,628)
Samsung Heavy Industries Co., Ltd.	(1,280)	(40,678)
Samsung Techwin Co., Ltd.	(539)	(27,158)
Seoul Semiconductor Co., Ltd.	(273)	(6,112)
SNU Precision Co., Ltd.	(11,274)	(106,382)
Wonik IPS Co., Ltd.	(2,808)	(22,797)
Woongjin Energy Co., Ltd.	(420)	(2,041)
		(1,683,135)
Taiwan
AU Optronics Corp. — ADR	(19,087)	(100,589)
Chimei Innolux Corp.	(521,000)	(241,240)
Chunghwa Telecom Co., Ltd. — ADR	(4,161)	(134,858)
Formosa Petrochemical Corp.	(12,000)	(37,435)
Hon Hai Precision Industry Co., Ltd. — GDR	(2,435)	(15,828)
Nan Kang Rubber Tire Co., Ltd.	(3,000)	(4,847)
Ruentex Industries Ltd.	(40,000)	(76,248)
Yulon Motor Co., Ltd.	(28,000)	(54,793)
		(665,838)
Thailand
Siam Commercial Bank PCL	(32,500)	(127,162)
Turkey
KOC Holding AS	(2,083)	(8,112)
Tupras Turkiye Petrol Rafinerileri AS	(357)	(8,137)
Turk Hava Yollari	(4,490)	(5,938)
Turkcell Iletisim Hizmetleri AS — ADR	(9,669)	(124,634)
		(146,821)
United Kingdom
Anglo American Plc	(5,413)	(224,933)
Antofagasta Plc	(8,713)	(177,529)
Lonmin Plc	(1,261)	(20,942)
		(423,404)
Total Reference Entity — Short		(6,553,628)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$1,074,628

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of January 31, 2012:

	Shares	Value
Reference Entity — Long
Argentina
Ternium SA — ADR	3,616	$81,975
Brazil
AES Tiete SA, Preference Shares	13,100	187,518
Banco do Brasil SA	2,000	31,124
BM&F Bovespa SA	15,000	94,351
Bradespar SA, Preference Shares	3,500	70,453
Cia de Bebidas das Americas, Preference Shares — ADR	354	12,882
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	163,614
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	1,400	92,246
Cia Paranaense de Energia — ADR	771	17,648
Cia Siderurgica Nacional SA	700	7,312
Cia Siderurgica Nacional SA — ADR	381	3,913
Cielo SA	1,600	47,665
EcoRodovias Infraestrutura e Logistica SA	2,300	16,192
EDP — Energias do Brasil SA	3,000	69,883
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	11,200	232,115
Embraer SA	600	4,141
Embraer SA — ADR	1,660	45,517
Gafisa SA	6,400	17,472
Gafisa SA — ADR	2,380	12,900
Itausa — Investimentos Itau SA, Preference Shares	5,300	34,702
Metalurgica Gerdau SA, Preference Shares	3,600	43,269
Natura Cosmeticos SA	1,800	38,551
Souza Cruz SA	15,700	204,337
Tele Norte Leste Participacoes SA — ADR	2,604	24,452
		1,472,257
Canada
Coeur d’Alene Mines Corp.	2,298	63,563
Methanex Corp.	1,313	35,748
Pan American Silver Corp.	346	7,940
		107,251
Chile
Empresa Nacional de Telecomunicaciones SA	1,127	20,633
Enersis SA	31,407	11,372
Enersis SA — ADR	6,991	128,005
		160,010
China
Bank of Communications Co., Ltd., Class H	36,000	28,873
China Communications Construction Corp., Ltd., Class H	103,000	95,758
China Construction Bank, Class H	67,000	53,650
China Lumena New Materials Corp.	272,000	53,661
China Mobile Ltd.	6,500	66,464
China Shanshui Cement Group Ltd.	58,000	42,629
China Southern Airlines Co., Ltd., Class H	30,000	15,473
CNOOC Ltd.	12,000	24,664

See Notes to Financial Statements.

12	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China (concluded)
Dongfeng Motor Group Co., Ltd., Class H	52,000	$97,224
Golden Eagle Retail Group Ltd.	5,000	11,463
Guangzhou Automobile Group Co., Ltd., Class H	14,000	15,182
Lenovo Group Ltd.	36,000	28,827
Shanghai Industrial Holdings Ltd.	21,000	67,019
		600,887
Colombia
Petrominerales Ltd.	1,415	29,536
Hong Kong
Anta Sports Products Ltd.	53,000	53,374
China Resources Enterprise Ltd.	8,000	27,594
Citic Pacific Ltd.	4,000	7,664
COSCO Pacific Ltd.	16,000	22,240
Country Garden Holdings Co., Ltd.	77,000	33,062
Dongyue Group	28,000	23,396
GOME Electrical Appliances Holdings Ltd.	40,000	9,542
Lonking Holdings Ltd.	59,000	24,269
MIE Holdings Corp.	24,000	7,211
Renhe Commercial Holdings Co., Ltd.	60,000	7,118
Shimao Property Holdings Ltd.	13,500	13,908
		229,378
Indonesia
Indocement Tunggal Prakarsa Tbk PT	36,000	67,876
Telekomunikasi Indonesia Tbk PT — ADR	1,348	41,316
		109,192
Israel
Israel Chemicals Ltd.	11,112	116,414
Teva Pharmaceutical Industries Ltd. — ADR	1,340	60,474
		176,888
Luxembourg
Reinet Investments SCA	13	22
Malaysia
DiGi.Com Bhd	112,800	146,840
Mexico
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	18,700	70,013
Grupo Modelo SAB de CV, Series C	2,900	17,973
Urbi Desarrollos Urbanos SAB de CV	3,700	5,277
Wal-Mart de Mexico SAB de CV, Series V	5,100	15,749
		109,012
Panama
Copa Holdings SA, Class A	1,519	103,505
Peru
Cia de Minas Buenaventura SA — ADR	290	12,441
Poland
KGHM Polska Miedz SA	1,462	63,250
Russia
AK Transneft OAO, Preference Shares	19	36,075
Gazprom OAO	16,650	101,049
IDGC Holding JSC	1,279,100	116,992
Lukoil OAO	823	48,000
Lukoil OAO — ADR	1,900	111,245
Tatneft	6,170	36,172
		449,533

	Shares	Value
Reference Entity — Long
South Africa
Barloworld Ltd.	2,847	$31,869
Gold Fields Ltd. — ADR	1,987	32,646
Imperial Holdings Ltd.	10,874	192,729
Life Healthcare Group Holdings Ltd.	87,394	236,892
MR Price Group Ltd.	2,106	23,225
Vodacom Group Ltd.	739	9,104
		526,465
South Korea
Asiana Airlines, Inc.	6,250	41,060
Capro Corp.	380	8,592
CJ O Shopping Co., Ltd.	43	10,618
Daelim Industrial Co., Ltd.	260	24,997
Daesang Corp.	4,760	62,501
Doosan Corp.	35	4,767
GameHi Co., Ltd.	2,102	16,654
Hansol Paper Co.	7,290	57,497
Himart Co., Ltd.	384	25,979
Hynix Semiconductor, Inc.	680	16,253
Hyosung Corp.	239	13,319
Hyundai Engineering & Construction Co., Ltd.	1,385	88,277
Hyundai Motor Co.	193	37,969
KCC Corp.	5	1,349
Kia Motors Corp.	201	12,078
Korea Exchange Bank	4,020	28,307
Korean Air Lines Co., Ltd.	1,030	46,670
KT Corp. — ADR	2,715	40,426
KT&G Corp.	553	38,693
Kumho Petrochemical Co., Ltd.	77	11,516
LG Corp.	522	32,714
LG Display Co., Ltd.	250	6,554
Orion Corp.	85	51,756
Osstem Implant Co., Ltd.	131	1,493
Samsung Electronics Co., Ltd.	28	27,592
Shinsegae Co., Ltd.	56	13,759
Silicon Works Co., Ltd.	671	18,726
SK Chemicals Co., Ltd.	1,079	62,050
SK Holdings Co., Ltd.	851	106,436
SK Telecom Co., Ltd. — ADR	975	13,660
SM Entertainment Co.	401	18,919
Soosan Heavy Industries Co., Ltd.	21,540	30,775
Woori Finance Holdings Co., Ltd.	4,310	42,588
Youngone Corp.	170	4,018
Youngone Holdings Co., Ltd.	700	32,403
		1,050,965
Taiwan
Ardentec Corp.	31,000	23,365
Asia Cement Corp.	20,000	23,997
ASUSTek Computer, Inc.	15,000	118,631
Capella Microsystems Taiwan, Inc.	7,000	25,078
Chong Hong Construction Co.	43,000	85,746
Dynapack International Technology Corp.	12,000	59,620
Egalax EMPIA Technology, Inc.	3,000	6,996
Far EasTone Telecommunications Co. Ltd.	29,000	55,868
Gintech Energy Corp.	16,000	22,523
Grand Pacific Petrochemical	19,000	9,664
HTC Corp.	1,000	16,409
Huang Hsiang Construction Co.	1,000	1,737
Lite-On Technology Corp.	49,000	62,104
MStar Semiconductor, Inc.	8,000	50,832

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	13

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Phison Electronics Corp.	4,000	$29,337
Powertech Technology, Inc.	1,000	2,501
Siliconware Precision Industries Co. — ADR	5,460	30,849
Taiflex Scientific Co., Ltd.	3,000	3,838
Taiwan Mobile Co., Ltd.	18,000	54,449
Teco Electric and Machinery Co., Ltd.	34,000	22,465
Wistron NeWeb Corp.	3,000	6,185
		712,194
Thailand
Advanced Info Service PCL	23,800	116,210
Airports of Thailand PCL	45,300	77,270
Bangchak Petroleum PCL	7,100	4,684
CP ALL PCL	60,800	115,014
Thai Airways International PCL	64,100	49,124
		362,302
Turkey
BIM Birlesik Magazalar AS	2,071	63,814
Haci Omer Sabanci Holding AS	9,146	35,002
Koza Altin Isletmeleri AS	2,262	40,101
Migros Ticaret AS	6,082	46,551
		185,468
Total Reference Entity — Long		6,689,371

Reference Entity — Short
Brazil
Anhanguera Educacional Participacoes SA	(7,100)	(95,496)
B2W Cia Global Do Varejo	(7,600)	(45,325)
BR Malls Participacoes SA	(10,200)	(111,329)
BRF — Brasil Foods SA — ADR	(6,843)	(137,065)
CETIP SA — Balcao Organizado de Ativos e Derivativos	(10,300)	(158,874)
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	(658)	(28,037)
Cia Energetica de Sao Paulo, Preference B Shares	(900)	(16,896)
CPFL Energia SA — ADR	(9,860)	(292,349)
Diagnosticos da America SA	(25,800)	(248,077)
Duratex SA	(8,000)	(44,826)
Gol Linhas Aereas Inteligentes SA — ADR	(1,575)	(10,868)
Hypermarcas SA	(8,800)	(53,489)
OGX Petroleo e Gas Participacoes SA	(5,600)	(53,045)
TAM SA — ADR	(5,073)	(109,881)
TAM SA, Preference Shares	(2,000)	(42,788)
Usinas Siderurgicas de Minas Gerais SA, Preference A Shares	(1,600)	(10,733)
		(1,459,078)
Chile
Empresas COPEC SA	(4,494)	(67,602)
SACI Falabella	(26,539)	(228,194)
Sociedad Quimica y Minera de Chile SA — ADR	(1,479)	(86,877)
		(382,673)

	Shares	Value
Reference Entity — Short
China
Anhui Conch Cement Co., Ltd., Class H	(4,000)	$(13,513)
China Longyuan Power Group Corp., Class H	(59,000)	(44,810)
Hengan International Group Co., Ltd.	(4,500)	(40,240)
Ping An Insurance Group Co., Class H	(1,500)	(11,876)
		(110,439)
Hong Kong
China Resources Power Holdings Co., Ltd.	(28,000)	(54,662)
China State Construction International Holdings Ltd.	(2,000)	(1,586)
China Unicom Hong Kong Ltd.	(12,000)	(22,096)
China Unicom Hong Kong Ltd. — ADR	(9,200)	(169,924)
Kunlun Energy Co., Ltd.	(10,000)	(15,783)
Sany Heavy Equipment International Holdings Co., Ltd.	(94,000)	(82,542)
		(346,593)
Hungary
MOL Hungarian Oil and Gas Plc	(77)	(6,434)
India
HDFC Bank Ltd. — ADR	(52)	(1,613)
Larsen & Toubro Ltd. — GDR	(7,424)	(197,330)
		(198,943)
Israel
Avner Oil Exploration LLP	(98,236)	(70,308)
Delek Drilling LP	(20,157)	(82,476)
		(152,784)
Malaysia
Genting Bhd	(3,600)	(13,160)
IOI Corp. Bhd	(17,600)	(31,242)
		(44,402)
Mexico
America Movil SAB de CV, Series L — ADR	(3,308)	(76,779)
Mexichem SAB de CV	(88,400)	(305,199)
		(381,978)
Poland
Bank Pekao SA	(78)	(3,810)
Russia
Federal Grid Co. Unified Energy System JSC	(4,980,000)	(51,962)
Rosneft Oil Co. — GDR	(6,581)	(48,502)
Sberbank of Russia	(8,020)	(23,879)
VTB Bank OJSC — GDR	(10,730)	(50,195)
		(174,538)
South Africa
Anglo American Platinum Ltd.	(1,836)	(130,051)
Aspen Pharmacare Holdings Ltd.	(168)	(2,142)
Foschini Group Ltd.	(3,218)	(44,700)
Steinhoff International Holdings Ltd.	(23,764)	(75,961)
		(252,854)

See Notes to Financial Statements.

14	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Schedule of Investments (concluded)

	Shares	Value
Reference Entity — Short
South Korea
Chabio & Diostech Co., Ltd.	(3,901)	$(42,366)
Daewoo Engineering & Construction Co., Ltd.	(11,970)	(126,269)
Daewoo International Corp.	(1,040)	(27,913)
Foosung Co., Ltd.	(14,900)	(102,397)
Hyundai Heavy Industries Co., Ltd.	(182)	(50,468)
Jusung Engineering Co., Ltd.	(445)	(4,813)
Kolon Industries, Inc.	(106)	(6,785)
Korea Aerospace Industries Ltd.	(3,520)	(100,271)
Korea Electric Power Corp. — ADR	(170)	(2,096)
LG Innotek Co., Ltd.	(332)	(26,599)
Lock & Lock Co., Ltd.	(2,120)	(61,995)
LS Industrial Systems Co., Ltd.	(597)	(34,863)
Posco ICT Co., Ltd.	(9,535)	(75,289)
Samsung Electro-Mechanics Co., Ltd.	(718)	(58,867)
Samsung Fine Chemicals Co., Ltd.	(30)	(1,645)
Seoul Semiconductor Co., Ltd.	(8,942)	(200,197)
		(922,833)
Taiwan
AU Optronics Corp. — ADR	(8,051)	(42,429)
Cheng Shin Rubber Industry Co., Ltd.	(8,000)	(18,981)
China Steel Corp.	(133,000)	(131,708)
Epistar Corp.	(79,000)	(193,578)
Green Energy Technology, Inc.	(74,000)	(99,167)
TTY Biopharm Co., Ltd.	(6,000)	(20,887)
Yulon Motor Co., Ltd.	(16,000)	(31,310)
		(538,060)
Thailand
Banpu PCL	(5,300)	(101,116)
Charoen Pokphand Foods PCL	(8,200)	(9,281)
Indorama Ventures PCL	(34,300)	(35,492)
IRPC PCL	(208,900)	(30,938)
Italian-Thai Development PCL	(49,200)	(5,568)
Krung Thai Bank PCL	(110,900)	(54,867)
PTT Exploration & Production PCL	(9,700)	(55,518)
PTT PCL	(5,000)	(54,972)
Ratchaburi Electricity Generating Holding PCL	(3,300)	(4,695)
Thai Oil PCL	(11,800)	(24,516)
True Corp. PCL	(2,031,000)	(212,787)
		(589,750)
Turkey
KOC Holding AS	(12,593)	(49,044)
Tupras Turkiye Petrol Rafinerileri AS	(858)	(19,557)
Turk Hava Yollari	(10,501)	(13,888)
		(82,489)
Total Reference Entity — Short		(5,647,658)
Net Value of Reference Entity — UBS AG		$1,041,713

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$34,827,432	—	—	$34,827,432

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$904,691	—	$904,691

[1]	Derivative financial instruments consist of total return swaps, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	15

Statement of Assets and Liabilities

January 31, 2012 (Unaudited)
Assets
Investments at value — affiliated (cost — $34,827,432)	$34,827,432
Unrealized appreciation on swaps	904,691
Capital shares sold receivable	699,635
Deferred offering costs	130,322
Swaps receivable	17,256
Prepaid expenses	108
Total assets	36,579,444

Liabilities
Investment advisory fees payable	71,941
Service and distribution fees payable	2,215
Offering costs payable	99,990
Swaps payable	14,934
Capital shares redeemed payable	8,156
Administration fees payable	5,101
Officer’s and Trustees’ fees payable	1,773
Other accrued expenses payable	10,946
Total liabilities	215,056
Net Assets	$36,364,388

Net Assets Consist of
Paid-in capital	$35,756,029
Net investment loss	(164,404)
Accumulated net realized loss	(131,928)
Net unrealized appreciation/depreciation	904,691
Net Assets	$36,364,388

Net Asset Value
Institutional — Based on net assets of $29,239,644 and 2,880,270 shares outstanding, unlimited shares authorized, $0.001 par value	$10.15
Investor A — Based on net assets of $5,279,024 and 520,181 shares outstanding, unlimited shares authorized, $0.001 par value	$10.15
Investor C — Based on net assets of $1,845,720 and 182,243 shares outstanding, unlimited shares authorized, $0.001 par value	$10.13

See Notes to Financial Statements.

16	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Statement of Operations

Period October 6, 2011[1] to January 31, 2012 (Unaudited)
Investment Income
Dividends — affiliated	$9,384

Expenses
Investment advisory	110,963
Administration	5,548
Service — Investor A	1,482
Service and distribution — Investor C	2,848
Administration — Institutional	1,630
Administration — Investor A	148
Administration — Investor C	71
Transfer agent — Institutional	91
Transfer agent — Investor A	91
Transfer agent — Investor C	91
Organization and offering	113,928
Professional	24,874
Printing	3,141
Officer and Trustees	1,983
Custodian	628
Miscellaneous	1,963
Total expenses	269,480
Less transfer agent fees waived and/or reimbursed — class specific	(273)
Less administration fees waived — class specific	(1,849)
Less administration fees waived	(5,548)
Less fees waived and/or reimbursed by advisor	(128,024)
Total expenses after fees waived and/or reimbursed	133,786
Net investment loss	(124,402)

Realized and Unrealized Gain (Loss)
Net realized loss from swaps	(131,928)
Net change in unrealized appreciation/depreciation on swaps	904,691
Total realized and unrealized gain	772,763
Net Increase in Net Assets Resulting from Operations	$648,361

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	17

Statement of Changes in Net Assets

Increase in Net Assets:	Period October 6, 2011[1] to January 31, 2012 (Unaudited)
Operations
Net investment loss	$(124,402)
Net realized loss	(131,928)
Net change in unrealized appreciation/depreciation	904,691
Net increase in net assets resulting from operations	648,361

Dividends to Shareholders From
Net investment income:
Institutional	(36,800)
Investor A	(2,914)
Investor C	(288)
Decrease in net assets resulting from dividends to shareholders	(40,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	35,756,029

Net Assets
Total increase in net assets	36,364,388
Beginning of period	—
End of period	$36,364,388
Net investment loss	$(164,404)

[1]	Commencement of operations.

See Notes to Financial Statements.

18	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Financial Highlights

	Period October 6, 2011[1] to January 31, 2012 (Unaudited)
	Institutional	Investor A	Investor C
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00
Net investment loss[2]	(0.05)	(0.06)	(0.08)
Net realized and unrealized gain[2]	0.22	0.22	0.21
Net increase (decrease) from investment operations	0.17	0.16	0.13
Dividends from net investment income	(0.02)	(0.01)	(0.00)
Net asset value, end of period	$10.15	$10.15	$10.13

Total Investment Return[3]
Based on net asset value[4]	1.66%	1.63%	1.33%

Ratios to Average Net Assets
Total expenses[5,6]	2.93%	2.92%	3.66%
Total expenses after fees waived and/or reimbursed[5]	1.75%	2.00%	2.75%
Net investment loss[5]	(1.62)%	(1.87)%	(2.62)%

Supplemental Data
Net assets, end of period (000)	$29,240	$5,279	$1,846

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C would have been 3.66%, 3.33% and 3.97%, respectively.

See Notes to Financial Statements.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	19

Notes to Financial Statements(Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Emerging Markets Long/Short Equity Fund (the “Fund”) is a series of BlackRock FundsSM (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Massachusetts business trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

20	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Notes to Financial Statements (continued)

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations. The Manager reimbursed the Fund $74,301, which is included in fees waived and reimbursed by advisor in the Statement of Operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. These payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion and the resulting gains or losses are recorded in the Statement of

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	21

Notes to Financial Statements (continued)

Operations. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing income payable from the Fund to the counterparty. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Value of Derivative Financial Instruments as of January 31, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value

Equity contracts	Unrealized appreciation on swaps	$904,691

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended January 31, 2012
Net Realized (Loss) From
Swaps
Equity contracts	$ (131,928)

Net Change in Unrealized Appreciation/Depreciation on
Swaps
Equity contracts	$ 904,691

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	1.50%
$1 billion – $3 billion	1.41%
$3 billion – $5 billion	1.35%
$5 billion – $10 billion	1.31%
Greater than $10 billion	1.28%

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company (collectively, the “Administrator”) to provide administrative services (other than investment advice and related portfolio activities).

The Fund pays the Administrator a monthly fee based upon the average daily value of the Fund’s net assets at the following annual rates: 0.075% of the Fund’s average daily net assets not exceeding $500 million; 0.065% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.055% of average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based upon the average daily net assets of each respective class at the following rates: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. These amounts are shown as administration —Institutional, Investor A and Investor C, respectively, in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows: 1.75% for Institutional, 2.00% for Investor A and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2012 unless approved by the Board, including a majority of the Independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund. These amounts are included in fees waived and/or reimbursed by advisor, shown as administration fees waived and/or reimbursed, administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations as follows:

	Transfer Agent Fees	Administration Fees

Institutional	$91	$1,630
Investor A	$91	$148
Investor C	$91	$71

In addition, for the period ended January 31, 2012, the Manager waived and/or reimbursed $50,383, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations, and waived $5,548 in administration fees, which is shown as administration fees waived in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with its investment in other affiliated investment companies, if any. For the period ended January 31, 2012, the Fund waived $3,340, which is included in fees waived by advisor in the Statement of Operations.

22	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Notes to Financial Statements (continued)

The Manager entered into a sub-advisory agreement with BlackRock Fund Advisors, an affiliate of the Manager. The Manager pays BlackRock Fund Advisors for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2012, the amounts subject to possible future recoupment under the expense limitation agreement are $58,053. These amounts expire on July 31, 2014.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund, as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the period ended January 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,378.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

4. Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until Novem-ber 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The Fund did not borrow under the credit agreement during the period ended January 31, 2012.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counter-party credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	23

Notes to Financial Statements (concluded)

The Fund has exposure to a substantial amount of its assets in issuers located in foreign countries, including emerging market countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

As of January 31, 2012, the Fund had the following industry classifications:

	Percent of Total Investments
Industry	Long	Short	Total
Wireless Telecommunication Services	5%	2%	7%
Oil, Gas & Consumable Fuels	4	4	8
Electric Utilities	4	2	6
Metals & Mining	3	4	7
Chemicals	3	3	6
Semiconductors & Semiconductor Equipment	3	2	5
Commercial Banks	2	—	2
Industrial Conglomerates	2	—	2
Transportation Infrastructure	2	—	2
Electrical Equipment	2	—	2
Tobacco	2	—	2
Independent Power Producers & Energy Traders	—	3	3
Diversified Telecommunication Services	—	3	3
Electronic Equipment, Instruments & Components	—	2	2
Other[1]	22	21	43
Total	54%	46%	100%

[1]	All other industries held were each less than 1% of investments.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period October 6, 2011[2] to January 31, 2012
	Shares	Amount
Institutional
Shares sold	2,958,515	$29,532,754
Shares issued to shareholders in reinvestment of dividends	777	7,719
Shares redeemed	(79,022)	(789,236)
Net increase	2,880,270	$28,751,237

Investor A
Shares sold	536,951	$5,357,773
Shares issued to shareholders in reinvestment of dividends	271	2,689
Shares redeemed	(17,041)	(168,803)
Net increase	520,181	$5,191,659

Investor C
Shares sold	182,242	$1,813,122
Shares issued to shareholders in reinvestment of dividends	24	237
Shares redeemed	(23)	(226)
Net increase	182,243	$1,813,133

[2]	Commencement of operations.

At January 31, 2012, shares owned by affiliates were as follows:

Shares
Institutional	1,496,000
Investor A	2,000
Investor C	2,000

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

24	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on September 22–23, 2011 to consider the approval of the Trust’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”) on behalf of BlackRock Emerging Markets Long/Short Equity Fund (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Board also considered the approval of the sub-advisory agreement between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to the Fund (the “Sub-Advisory Agreement”). The Sub-Advisory Agreement was substantially the same as the sub-advisory agreements previously approved with respect to certain other portfolios of the Trust. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” The Fund commenced operations in October 2011.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on September 22–23, 2011, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Fund; (f) possible alternatives to the proposed Agreements; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the September 2011 meeting relating to its consideration of the Agreements, including (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholder from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for the Fund. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the September 2011 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared the Fund’s estimated total expense ratio, as well as the Fund’s estimated actual management fee ratio, to those of its Peers. The Board noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board considered the fee waivers and expense reimbursement arrangements in place, including the contractual agreement by BlackRock to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable. Additionally, the Board noted information received at prior Board meetings concerning the services rendered, and the fee rates offered, to other clients advised by BlackRock.

The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Fund’s contractual management fee ratio was above the median contractual management fee ratio paid by the Fund’s Peers, the contractual management fee ratio was in the third quartile.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

26	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

As the Fund had not commenced operations as of the date of the September 2011 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Fund in tandem with other portfolios of the Trust. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholder may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including the Independent Board Members, unanimously approved the Advisory Agreement and the Sub-Advisory Agreement, each for a two-year term ending September 26, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	27

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, Trustee
David O. Beim, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Fund Advisors
San Francisco, CA 94105

Custodian and Accounting Agent

State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC
New York, NY 10022

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

28	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 will be available upon request and without charge
(1) at http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	29

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055
LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	JANUARY 31, 2012	31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#EMLS-1/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 2, 2012